UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investors Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: October 31

Date of reporting period: January 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON CLEARBRIDGE

EQUITY FUND

FORM N-Q

JANUARY 31, 2010

Legg Mason ClearBridge Equity Fund

Schedule of Investments (unaudited)	January 31, 2010

Shares	Security	Value
COMMON STOCKS - 98.8%
CONSUMER DISCRETIONARY - 9.1%
Household Durables - 2.9%
347,100	Newell Rubbermaid Inc.	$4,710,147
530,910	Toll Brothers Inc. *	9,805,908

	Total Household Durables	14,516,055

Media - 3.1%
610,650	News Corp., Class B Shares	8,964,342
212,510	Walt Disney Co.	6,279,671

	Total Media	15,244,013

Specialty Retail - 3.1%
650,044	Staples Inc.	15,250,032

	TOTAL CONSUMER DISCRETIONARY	45,010,100

CONSUMER STAPLES - 12.9%
Beverages - 2.2%
185,940	PepsiCo Inc.	11,085,743

Food & Staples Retailing - 2.2%
198,830	Wal-Mart Stores Inc.	10,623,487

Food Products - 3.9%
214,240	Kellogg Co.	11,658,941
214,970	McCormick & Co. Inc., Non Voting Shares	7,803,411

	Total Food Products	19,462,352

Household Products - 2.5%
39,940	Kimberly-Clark Corp.	2,372,036
163,500	Procter & Gamble Co.	10,063,425

	Total Household Products	12,435,461

Tobacco - 2.1%
231,410	Philip Morris International Inc.	10,531,469

	TOTAL CONSUMER STAPLES	64,138,512

ENERGY - 10.5%
Energy Equipment & Services - 4.2%
70,750	Diamond Offshore Drilling Inc.	6,475,748
245,440	Halliburton Co.	7,169,302
179,490	National-Oilwell Varco Inc.	7,341,141

	Total Energy Equipment & Services	20,986,191

Oil, Gas & Consumable Fuels - 6.3%
171,040	Exxon Mobil Corp.	11,020,107
149,400	Newfield Exploration Co. *	7,311,636
137,670	Petroleo Brasileiro SA, ADR	5,585,272
124,480	Total SA, ADR	7,168,803

	Total Oil, Gas & Consumable Fuels	31,085,818

	TOTAL ENERGY	52,072,009

FINANCIALS - 13.9%
Capital Markets - 1.3%
348,490	Charles Schwab Corp.	6,373,882

Commercial Banks - 3.7%
643,240	Wells Fargo & Co.	18,287,313

Consumer Finance - 1.1%
145,120	American Express Co.	5,465,219

Diversified Financial Services - 5.6%
728,270	Bank of America Corp.	11,055,139
310,350	JPMorgan Chase & Co.	12,085,029

See Notes to Schedule of Investments.

Legg Mason ClearBridge Equity Fund

Schedule of Investments (unaudited) (continued)	January 31, 2010

Shares	Security	Value
Diversified Financial Services - 5.6% (continued)
174,340	Moody’s Corp.	$4,810,041

	Total Diversified Financial Services	27,950,209

Insurance - 2.2%
49	Berkshire Hathaway Inc., Class A Shares *	5,615,400
322,450	Progressive Corp.	5,346,221

	Total Insurance	10,961,621

	TOTAL FINANCIALS	69,038,244

HEALTH CARE - 13.4%
Biotechnology - 1.6%
138,580	Celgene Corp. *	7,868,572

Health Care Equipment & Supplies - 1.4%
74,350	Edwards Lifesciences Corp. *	6,663,247

Health Care Providers & Services - 1.7%
313,480	AmerisourceBergen Corp.	8,545,465

Pharmaceuticals - 8.7%
219,070	Abbott Laboratories	11,597,566
352,790	Bristol-Myers Squibb Co.	8,593,964
161,980	Johnson & Johnson	10,182,063
240,100	Novartis AG, ADR	12,852,553

	Total Pharmaceuticals	43,226,146

	TOTAL HEALTH CARE	66,303,430

INDUSTRIALS - 11.3%
Aerospace & Defense - 1.5%
459,060	Orbital Sciences Corp. *	7,257,739

Air Freight & Logistics - 0.8%
65,720	United Parcel Service Inc., Class B Shares	3,796,644

Building Products - 2.6%
952,450	Masco Corp.	12,915,222

Electrical Equipment - 1.4%
60,770	First Solar Inc. *	6,885,241

Industrial Conglomerates - 2.4%
740,760	General Electric Co.	11,911,421

Machinery - 1.2%
93,920	Eaton Corp.	5,751,661

Professional Services - 0.1%
21,300	Verisk Analytics Inc., Class A Shares *	598,956

Road & Rail - 1.3%
141,440	Norfolk Southern Corp.	6,656,166

	TOTAL INDUSTRIALS	55,773,050

INFORMATION TECHNOLOGY - 18.9%
Communications Equipment - 4.6%
536,180	Corning Inc.	9,694,135
302,890	Juniper Networks Inc. *	7,520,759
141,270	QUALCOMM Inc.	5,536,371

	Total Communications Equipment	22,751,265

Computers & Peripherals - 3.8%
72,340	Apple Inc. *	13,897,961
99,620	Hewlett-Packard Co.	4,689,113

	Total Computers & Peripherals	18,587,074

Electronic Equipment, Instruments & Components - 2.2%
217,540	Dolby Laboratories Inc., Class A Shares *	10,948,788

See Notes to Schedule of Investments.

Legg Mason ClearBridge Equity Fund

Schedule of Investments (unaudited) (continued)	January 31, 2010

Shares	Security	Value
Internet Software & Services - 0.5%
4,420	Google Inc., Class A Shares *	$2,340,036

IT Services - 0.8%
50,030	Visa Inc.	4,103,961

Semiconductors & Semiconductor Equipment - 2.2%
348,361	ASML Holding NV, New York Registered Shares	10,886,281

Software - 4.8%
237,260	Autodesk Inc. *	5,644,416
643,968	Microsoft Corp.	18,147,018

	Total Software	23,791,434

	TOTAL INFORMATION TECHNOLOGY	93,408,839

MATERIALS - 4.9%
Chemicals - 2.4%
75,120	Air Products & Chemicals Inc.	5,706,115
82,860	Monsanto Co.	6,287,417

	Total Chemicals	11,993,532

Metals & Mining - 1.4%
34,720	Freeport-McMoRan Copper & Gold Inc.	2,315,477
109,670	Newmont Mining Corp.	4,700,456

	Total Metals & Mining	7,015,933

Paper & Forest Products - 1.1%
224,340	International Paper Co.	5,139,629

	TOTAL MATERIALS	24,149,094

TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.3%
226,120	Verizon Communications Inc.	6,652,450

Wireless Telecommunication Services - 0.9%
100,120	American Tower Corp., Class A Shares *	4,250,094

	TOTAL TELECOMMUNICATION SERVICES	10,902,544

UTILITIES - 1.7%
Electric Utilities - 1.7%
164,170	Exelon Corp.	7,489,436
19,670	FPL Group Inc.	959,109

	TOTAL UTILITIES	8,448,545

	TOTAL COMMON STOCKS (Cost - $422,605,515)	489,244,367

CONVERTIBLE PREFERRED STOCK - 0.3%
FINANCIALS - 0.3%
Diversified Financial Services - 0.3%
86,700	Bank of America Corp., 10.000% (a)* (Cost - $1,300,500)	1,309,170

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $423,906,015)	490,553,537

See Notes to Schedule of Investments.

Legg Mason ClearBridge Equity Fund

Schedule of Investments (unaudited) (continued)	January 31, 2010

Face Amount	Security	Value
SHORT-TERM INVESTMENT - 0.9%
Repurchase Agreement - 0.9%
$4,459,000	Interest in $499,996,000 joint tri-party repurchase agreement dated 1/29/10 with RBS Securities Inc., 0.110% due 2/1/10; Proceeds at maturity - $4,459,041; (Fully collateralized by various U.S. government & agency obligations, 0.000% to 3.625% due 2/26/10 to 2/15/39; Market value - $4,548,209) (Cost - $4,459,000)	$4,459,000

	TOTAL INVESTMENTS - 100.0% (Cost - $428,365,015#)	495,012,537
	Liabilities in Excess of Other Assets - 0.0%	(105,031)

	TOTAL NET ASSETS - 100.0%	$494,907,506

*	Non-income producing security.

(a)	Variable rate securities. Coupon rates disclosed are those which are in effect at January 31, 2010. Maturity date shown is the date of the next coupon rate reset or actual maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason ClearBridge Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach, income approach and/or cost approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks	$489,244,367	—	—	$489,244,367
Convertible preferred stock	1,309,170	—	—	1,309,170

Total long-term investments	$490,553,537	—	—	$490,553,537

Short-term investment†	—	$4,459,000	—	4,459,000

Total investments	$490,553,537	$4,459,000	—	$495,012,537

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$94,884,772
Gross unrealized depreciation	(28,237,250)

Net unrealized appreciation	$66,647,522

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended January 31, 2010, the Fund did not hold any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 23, 2010

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	March 23, 2010